Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 14, 2004
Issuance of common stock for cash (shares)	500,000
Issuance of common stock for cash (amount)	$ 50	$ 450		$ 500
Imputed interest from shareholder		21		21
Net loss and comprehensive loss for the year			(1,800)	(1,800)
Ending Balance, Amount at Aug. 31, 2005	50	471	(1,800)	(1,279)
Ending Balance, Shares at Aug. 31, 2005	500,000
Share subscriptions received		165,000		165,000
Imputed interest from shareholder		750		750
Net loss and comprehensive loss for the year			(20,021)	(20,021)
Ending Balance, Amount at Aug. 31, 2006	50	166,221	(20,021)	144,450
Beginning Balance, Shares at Aug. 31, 2006	500,000
Issuance of common stock for cash (shares)	180,198
Issuance of common stock for cash (amount)	18	360,377		360,395
Share subscriptions received		(165,000)		(165,000)
Imputed interest from shareholder		687		687
Net loss and comprehensive loss for the year			(23,203)	(23,203)
Ending Balance, Amount at Aug. 31, 2007	68	362,285	(23,203)	317,329
Ending Balance, Shares at Aug. 31, 2007	680,198
Net loss and comprehensive loss for the year			(27,458)	(27,458)
Ending Balance, Amount at Aug. 31, 2008	68	362,285	(45,024)	289,871
Ending Balance, Shares at Aug. 31, 2008	680,198
Net loss and comprehensive loss for the year			(114,921)	(114,921)
Ending Balance, Amount at Aug. 31, 2009	68	362,285	(187,403)	174,950
Beginning Balance, Shares at Aug. 31, 2009	680,198
Issuance of common stock for cash (shares)	4
Issuance of common stock for cash (amount)	0	0		0
Net loss and comprehensive loss for the year			(114,980)	(114,980)
Ending Balance, Amount at Aug. 31, 2010	68	362,285	(302,383)	59,970
Ending Balance, Shares at Aug. 31, 2010	680,202
Net loss and comprehensive loss for the year			(107,310)	(107,310)
Ending Balance, Amount at Aug. 31, 2011	68	362,285	(409,693)	(47,340)
Ending Balance, Shares at Aug. 31, 2011	680,202
Net loss and comprehensive loss for the year			(1,652)	(1,652)
Ending Balance, Amount at Aug. 31, 2012	68	362,285	(411,345)	(48,992)
Ending Balance, Shares at Aug. 31, 2012	680,202			680,202
Issuance of common stock for cash (shares)	1
Issuance of common stock for cash (amount)	0	0		0
Net loss and comprehensive loss for the year			(56,401)	(56,401)
Ending Balance, Amount at Aug. 31, 2013	$ 68	$ 362,285	$ (467,746)	$ (105,393)
Ending Balance, Shares at Aug. 31, 2013	680,203			680,202